Lease liabilities - Additional Information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Variable lease expense	$ 671
Variable lease to fixed payments percentage	13.00%
Short term	$ 674
Assets not yet available for use	26,575
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets not yet available for use	$ 50,130